Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Receivables [Line Items]
Trade and other receivables	$ 1,059,764	$ 1,083,340
Impairment	29,038	27,317
Not Past Due
Trade And Other Current Receivables [Line Items]
Trade and other receivables	696,357	772,077
Impairment	1,124	462
Past Due 1 – 30 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	184,907	178,641
Impairment	2,904	2,732
Past Due 31 – 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	83,676	63,634
Impairment	8,712	8,195
Past Due More Than 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	94,824	68,988
Impairment	$ 16,298	$ 15,928